LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
LEASES
Schedule of components of net lease cost

The components of net lease cost are as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Operating lease costs	$9,703	$5,331	$17,257	$9,392
Short-term lease costs	5,760	4,503	12,808	8,178
Total lease costs	$15,463	$9,834	$30,065	$17,570

The components of net lease cost are as follows (in thousands):

	Year Ended December 31,
	2020	2019
Operating lease costs	$19,810	$8,078
Short-term lease costs	17,217	1,853
Less: Sublease income	—	(375)
Total lease costs	$37,027	$9,556

Schedule of supplemental ash flow information related to leases

Supplemental cash flow information related to leases are as follows (in thousands):

	Six Months Ended
	June 30,
	2021	2020
Cash paid for amounts included in the measurement of operating lease liabilities:
Operating cash flows paid for operating leases	$17,711	$10,058
Right-of-use assets obtained in exchange for operating lease obligations	$64,518	$49,631

Supplemental cash flow information related to leases are as follows (in thousands):

	Year Ended December 31,
	2020	2019
Cash paid for amounts included in the measurement of operating lease liabilities:
Operating cash flows paid for operating leases	$19,889	$9,734
Right-of-use assets obtained in exchange for operating lease obligations	$68,152	$126

Schedule of supplemental balance sheet information related to leases

Supplemental balance sheet information related to leases are as follows:

	June 30,	December 31,
	2021	2020
Weighted-average remaining lease term (in years):
Operating leases	6.6	7.5
Weighted-average discount rate:
Operating leases	9.5%	9.5%

Supplemental balance sheet information related to leases are as follows:

	2020	2019
Weighted-average remaining lease term (in years):
Operating leases	7.5	2.7
Weighted-average discount rate:
Operating leases	9.5%	9.6%

Schedule of maturities of lease liabilities

Maturities of lease liabilities, as of June 30, 2021, are as follows (in thousands):

Operating
Year ending December 31,	Leases
2021	$19,741
2022	35,430
2023	29,719
2024	18,294
2025	13,813
Thereafter	51,223
Total lease payments	168,220
Less: Imputed interest	(45,594)
Total lease obligations	$122,626

Maturities of lease liabilities are as follows (in thousands):

Year Ending December 31,	Operating Leases
2021	$22,053
2022	18,620
2023	14,409
2024	7,041
2025	5,056
Thereafter	35,197
Total lease payments	102,376
Less: Imputed interest	(30,160)
Total lease obligations	$72,216